EQ/Large Cap Growth PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

Expense Example - EQ/Large Cap Growth PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	100	312	542	1,201
Class IB Shares	100	312	542	1,201